SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
North America 401(k) Savings Plan
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

10.        SUBSEQUENT EVENTS

The Company and the Plan have performed an evaluation of events subsequent to June 29, 2026, and determined that no significant subsequent events have occurred requiring adjustments to the financial statements or disclosures.